7. INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS

Intangible assets as of March 31, 2020 and September 30, 2019 consisted of the following:

	Estimated	March 31,	September 30,
	Useful Lives	2020	2019

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(332,220)	(245,554)
Intangible assets, net		$187,780	$274,446

Total amortization expense was $86,666 for the six months ended March 31, 2020 and 2019, respectively.

Merger with RAAI Lighting, Inc.

On April 10, 2018, the Company entered into an Agreement and Plan of Merger with 500 Union Corporation, a Delaware corporation and a wholly owned subsidiary of the Company, and RAAI Lighting, Inc., a Delaware corporation. Pursuant to the Merger Agreement, the Company acquired all the outstanding shares of RAAI’s capital stock through a merger of Merger Sub with and into RAAI (the “Merger”), with RAAI surviving the Merger as a wholly owned subsidiary of the Company.

Under the terms of the Merger Agreement, each share of RAAI common stock issued and outstanding immediately before the Merger (1,000 shares) was cancelled and the Company issued 2,000,000 shares of the Company’s common stock. As a result, the Company issued 2,000,000 shares of its common stock to Phillip A. Bosua, formerly the sole stockholder of RAAI. The consideration for the Merger was determined through arms-length bargaining by the Company and RAAI. The Merger was structured to qualify as a tax-free reorganization for U.S. federal income tax purposes. As a result of the Merger, the Company received certain intellectual property, related to RAAI.

RAAI had no outstanding indebtedness or assets at the closing of the Merger. The 2,000,000 shares of the Company’s common stock issued for RAAI’s shares were recorded at the fair value at the date of the merger at $520,000 and the value assigned to the technology acquired with RAAI.

The fair value of the intellectual property associated with the assets acquired was $520,000 estimated by using a discounted cash flow approach based on future economic benefits. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Merger with Know Labs, Inc.

On May 1, 2018, Know Labs, Inc., a Nevada corporation incorporated on April 3, 2018, and our wholly-owned subsidiary, merged with and into the Company pursuant to an Agreement and Plan of Merger dated May 1, 2018. In connection with the merger, our Articles of Incorporation were effectively amended to change our name to Know Labs, Inc. by and through the filing of Articles of Merger. This parent-subsidiary merger was approved by us, the parent, in accordance with Nevada Revised Statutes Section 92A.180. Stockholder approval was not required. This amendment was filed with the Nevada Secretary of State and became effective on May 1, 2018.

Intangible assets as of September 30, 2019 and September 30, 2018 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2019	2018

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(245,554)	(72,222)
Intangible assets, net		$274,446	$447,778

Total amortization expense was $173,331 and $72,222 for the years ended September 30, 2019 and 2018, respectively.

Merger with RAAI Lighting, Inc.

On April 10, 2018, the Company entered into an Agreement and Plan of Merger with 500 Union Corporation, a Delaware corporation and a wholly owned subsidiary of the Company, and RAAI Lighting, Inc., a Delaware corporation. Pursuant to the Merger Agreement, the Company acquired all the outstanding shares of RAAI’s capital stock through a merger of Merger Sub with and into RAAI (the “Merger”), with RAAI surviving the Merger as a wholly owned subsidiary of the Company.

Under the terms of the Merger Agreement, each share of RAAI common stock issued and outstanding immediately before the Merger (1,000 shares) was cancelled and the Company issued 2,000,000 shares of the Company’s common stock. As a result, the Company issued 2,000,000 shares of its common stock to Phillip A. Bosua, formerly the sole stockholder of RAAI. The consideration for the Merger was determined through arms-length bargaining by the Company and RAAI. The Merger was structured to qualify as a tax-free reorganization for U.S. federal income tax purposes. As a result of the Merger, the Company received certain intellectual property, related to RAAI.

RAAI had no outstanding indebtedness or assets at the closing of the Merger. The 2,000,000 shares of the Company’s common stock issued for RAAI’s shares were recorded at the fair value at the date of the merger at $520,000 and the value assigned to the technology acquired with RAAI.

The fair value of the intellectual property associated with the assets acquired was $520,000 estimated by using a discounted cash flow approach based on future economic benefits. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Merger with Know Labs, Inc.

On May 1, 2018, Know Labs, Inc., a Nevada corporation incorporated on April 3, 2018, and our wholly-owned subsidiary, merged with and into the Company pursuant to an Agreement and Plan of Merger dated May 1, 2018. In connection with the merger, our Articles of Incorporation were effectively amended to change our name to Know Labs, Inc. by and through the filing of Articles of Merger. This parent-subsidiary merger was approved by us, the parent, in accordance with Nevada Revised Statutes Section 92A.180. Stockholder approval was not required. This amendment was filed with the Nevada Secretary of State and became effective on May 1, 2018.